UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street San Jose, CA 95131

(Address of principal executive offices)

Omar J. Paz

2211 North First Street, San Jose, CA 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 408-967-7000

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments.

PayPal Money Market Fund of PayPal Funds

Schedule of Investments September 30, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$486,999,587

Total Investments (Cost—$486,999,587)—100.0%	486,999,587
Liabilities in Excess of Other Assets—(0.0)%	(14,081)

Net Assets—100.0%	$486,985,506

PayPal Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Money Market Fund. As of September 30, 2010 the value of the investment and the percentage owned by the Money Market Fund of the Master Portfolio was $486,999,587 and 2.8%, respectively.

The Money Market Fund records its investment in the Master Portfolio at fair value. The Money Market Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Money Market Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2010 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.35%, 12/13/10 (b)	$77,600	$77,600,000
0.56%, 1/28/11 (b)	175,000	175,000,000
Banco Santander, New York, 0.85%, 11/01/10	250,000	250,000,000
Bank of Nova Scotia, Houston, 0.39%, 10/15/10	100,000	99,999,806
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.46%, 10/18/10	500,000	500,000,000
0.30%, 11/12/10	250,000	250,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	260,000	260,000,000
0.40%, 3/04/11	225,000	225,000,000
BNP Paribas S.A., New York:
0.42%, 11/03/10	225,000	225,000,000
0.38%, 12/01/10	175,000	175,000,000
Canadian Imperial Bank of Commerce, New York, 0.42%, 1/31/11 (b)	432,000	432,000,000
Credit Agricole Corporate and Investment Bank, New York, 0.59%, 10/12/10 (b)	270,000	270,000,000
Dexia Credit Local, New York, 0.46%, 6/29/11 (b)	157,000	157,000,000
DNB NOR Bank ASA, New York, 0.31%, 3/31/11	11,000	11,000,000
Intesa Sanpaolo, 0.31%, 10/15/10 (b)	300,000	299,996,436
KBC Bank N.V., New York, 0.62%, 11/22/10	285,340	285,340,000
Lloyds TSB Bank Plc, New York:
0.49%, 10/26/10	450,000	450,000,000
0.62%, 2/11/11	270,000	270,000,000
0.76%, 5/06/11 (b)	75,000	75,000,000
Nordea Bank Finland Plc, New York, 0.39%, 10/14/10	600,000	600,000,000
Rabobank Nederland N.V., New York:
0.26%, 1/10/11 (b)	110,000	110,000,000
0.26%, 1/13/11 (b)	202,000	202,000,000
0.57%, 1/18/11	185,000	185,000,000
Royal Bank of Canada, New York:
0.26%, 10/01/10 (b)	125,000	125,000,000
0.26%, 1/21/11 (b)	116,015	116,015,000
Royal Bank of Scotland Plc, Connecticut:
0.67%, 2/09/11 (b)	150,000	150,000,000
0.51%, 3/01/11 (b)	125,000	125,000,000
Societe Generale, New York:
0.54%, 2/03/11 (b)	130,000	130,000,000
0.40%, 2/14/11	200,000	200,000,000
1.33%, 5/05/11 (b)	110,000	110,000,000
Sumitomo Mitsui Banking Corp., New York, 0.32%, 11/09/10	250,000	250,000,000
Unicredit Bank A.G., 0.62%, 12/23/10	36,000	36,000,000
Unicredit SpA, New York:
0.53%, 11/10/10	300,000	300,000,000
0.68%, 11/10/10	270,000	270,000,000

Total Certificates of Deposit — 42.3%		7,396,951,242

Commercial Paper
Abbey National North America LLC, 0.40%, 12/01/10 (c)	350,000	349,762,778
Banco Bilbao Vizcaya Argentaria S.A., London:
0.45%, 10/12/10 (c)(d)	185,610	185,584,479
0.50%, 11/10/10 (c)(d)	68,300	68,262,056
0.37%, 11/18/10 (c)(d)	200,000	199,901,333
BNZ International Funding Ltd., 0.34%, 2/01/11 (b)(d)	250,000	250,008,471
BPCE S.A., 0.54%, 3/23/11 (c)(d)	121,000	120,686,005
Credit Agricole North America Inc., 0.57%, 2/10/11 (c)	270,000	269,435,700
Dexia Delaware LLC, 0.35%, 10/04/10 (c)	368,680	368,669,247
Grampian Funding LLC, 0.36%, 11/19/10 (c)(d)	45,000	44,977,950

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Intesa Funding LLC, 0.36%, 12/01/10 (c)	300,645	300,464,154
KBC Financial Products International Ltd.:
0.50%, 10/04/10 (c)(d)	33,100	33,098,621
0.50%, 10/08/10 (c)(d)	49,000	48,995,236
Lloyds TSB Bank Plc, 0.45%, 3/25/11 (c)	55,000	54,879,687
Natexis Banques Populaires US Finance Co. LLC:
0.14%, 10/01/10 (c)	40,000	40,000,000
0.30%, 11/01/10 (c)	200,000	199,949,194
NRW.BANK, 0.39%, 3/15/11 (c)	105,000	104,812,312
Royal Bank of Scotland Group Plc, 0.47%, 10/28/10 (c)(d)	134,500	134,452,589
Royal Park Investment Funding Corp., 0.53%, 10/08/10 (c)(d)	150,000	149,984,542
Santander Central Hispano Finance Delaware, Inc., 0.49%, 11/18/10 (c)	180,000	179,882,400
Unicredit Delaware, Inc., 0.65%, 11/16/10 (c)(d)	50,000	49,958,472

Total Commercial Paper — 18.0%		3,153,765,226

Time Deposits
Citibank NA, New York, 0.23%, 10/01/10	100,000	100,000,000
Natixis, 0.22%, 10/01/10	500,000	500,000,000
US Bank NA, 0.10%, 10/01/10	319,000	319,000,000

Total Time Deposits — 5.3%		919,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.21%, 2/23/11 (c)	248,436	248,230,868
Federal Farm Credit Bank Variable Rate Notes:
0.25%, 5/26/11 (b)	62,225	62,220,893
0.24%, 4/27/12 (b)	144,460	144,425,277
0.38%, 7/13/12 (b)	58,020	58,009,537
Federal Home Loan Bank, 0.75%, 1/18/11	35,030	35,065,057
Federal Home Loan Bank Variable Rate Notes, 0.47%, 10/06/11 (b)	187,000	186,922,957
Freddie Mac Discount Notes:
0.17%, 11/16/10 (c)	134,000	133,970,892
0.21%, 2/22/11 (c)	149,200	149,077,656
0.25%, 6/02/11 (c)	87,485	87,336,762
0.26%, 6/07/11 (c)	153,706	153,429,585
0.26%, 6/21/11 (c)	200,000	199,620,111
Freddie Mac Variable Rate Notes:
0.18%, 11/09/11 (b)	730,075	729,501,363
0.19%, 1/13/12 (b)	652,995	652,486,114
0.22%, 2/16/12 (b)	110,000	109,938,910

Total U.S. Government Sponsored Agency Obligations — 16.9%		2,950,235,982

U.S. Treasury Obligations(c)
U.S. Treasury Bill:
0.18%, 3/03/11	200,000	199,847,000
0.27%, 9/22/11	175,000	174,541,403

Total U.S. Treasury Obligations — 2.1%		374,388,403

Repurchase Agreements
Banc of America Securities LLC, 0.35%, dated 9/30/10, due 10/1/10, maturity value $228,002,217 (collateralized by non-U.S. government debt securities, 0.00%, 1/3/11 to 4/1/11, par and fair value of $232,877,767 and $232,560,001, respectively)	228,000	228,000,000
Banc of America Securities LLC, 0.45%, dated 9/30/10, due 10/1/10, maturity value $122,001,525 (collateralized by non-U.S. government debt securities, 2.75% to 7.38%, 9/15/11 to 11/15/21, par and fair value of $116,050,974 and $128,100,000, respectively)	122,000	122,000,000
Banc of America Securities LLC, 0.55%, dated 9/30/10, due 10/1/10, maturity value $198,003,025 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 11/15/15 to 12/26/45, par and fair value of $2,762,535,729 and $211,860,000, respectively)	198,000	198,000,000

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

BNP Paribas Securities Corp., 0.32%, dated 9/30/10, due 10/1/10, maturity value $425,003,778 (collateralized by non-U.S. government debt securities, 0.82% to 12.75%, 10/22/10 to 10/15/26, par and fair value of $375,659,846 and $437,750,001, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.40%, dated 9/30/10, due 10/1/10, maturity value $69,000,767 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 5.00%, 4/16/21 to 3/25/40, par and fair value of $105,073,584 and $75,246,607, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.46%, dated 9/30/10, due 10/12/10, maturity value $250,038,333 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 5.00%, 4/16/21 to 3/25/40, par and fair value of $380,701,391 and $272,632,635, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.60%, dated 9/30/10, due 10/1/10, maturity value $80,001,333 (collateralized by U.S. government obligations, 3.10% to 6.00%, 7/15/19 to 7/15/36, par and fair value of $129,338,802 and $82,400,000, respectively)	80,000	80,000,000
Citigroup Global Markets Inc., 0.70%, dated 9/30/10, due 10/1/10, maturity value $190,003,694 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 6/1/11 to 4/1/57, par and fair value of $300,790,492 and $247,000,000, respectively)	190,000	190,000,000
Deutsche Bank Securities Inc., 0.28%, dated 9/30/10, due 10/1/10, maturity value $30,000,233 (collateralized by U.S. government obligations, 5.00% to 7.00%, 5/1/38 to 10/1/39, par and fair value of $64,873,038 and $30,900,000, respectively)	30,000	30,000,000
Greenwich Capital Markets, 0.35%, dated 9/30/10, due 10/1/10, maturity value $425,004,132 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 7.00%, 10/20/11 to 1/7/41, par and fair value of $609,978,408 and $443,214,029, respectively)	425,000	425,000,000
Greenwich Capital Markets, 0.35%, dated 9/30/10, due 10/1/10, maturity value $50,000,486 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 7.00%, 10/20/11 to 1/7/41, par and fair value of $71,762,166 and $52,142,827, respectively)	50,000	50,000,000
HSBC Securities (USA) Inc., 0.28%, dated 9/30/10, due 10/1/10, maturity value $100,000,778 (collateralized by non-U.S. government debt securities, 0.00% to 8.75%, 3/19/12 to 3/1/45, par and fair value of $96,555,000 and $105,006,513, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.32%, dated 9/30/10, due 10/7/10, maturity value $50,003,111 (collateralized by non-U.S. government debt securities, 0.34% to 5.72%, 4/1/18 to 7/27/26, par and fair value of $51,707,750 and $52,503,410, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.55%, dated 9/30/10, due 10/1/10, maturity value $320,004,889 (collateralized by non-U.S. government debt securities, 0.00% to 6.30%, 11/15/13 to 3/25/24, par and fair value of $386,728,000 and $336,000,536, respectively)	320,000	320,000,000
Morgan Stanley & Co. Inc., 0.20%, dated 9/30/10, due 10/1/10, maturity value $149,194,829 (collateralized by U.S. government obligations, 2.75% to 4.63%, 12/31/11 to 2/28/13, par and fair value of $143,215,300 and $152,177,942, respectively)	149,194	149,194,000

Total Repurchase Agreements — 15.4%		2,686,194,000

Total Investments (Cost — $ 17,480,534,853*) — 100.0%		17,480,534,853
Other Assets in Excess of Liabilities — 0.0%		5,125,256
Net Assets — 100.0%		$17,485,660,109

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (concluded)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$17,480,534,853	—	$17,480,534,853

[1]	See above Schedule of Investments for values in each security type.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibits 3(a)(1) and 3(a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PayPal Funds

By:	/s/ Dana E. Schmidt
Dana E. Schmidt
President and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Dana E. Schmidt
Dana E. Schmidt
President and Principal Executive Officer

Date: November 26, 2010

By:	/s/ Omar J. Paz
Omar J. Paz
Treasurer and Chief Financial Officer

Date: November 26, 2010